REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule Of Capital Required To Be Well Capitalized Under Banking Regulations
The actual capital amounts and ratios at December 31, 2016 and 2015 are presented in the following table. No amount was deducted from capital for interest-rate risk exposure.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based	$157,557	15.5%	$172,572	17.0%
Common equity Tier 1	140,747	13.8%	165,062	16.2%
Tier I risk-based	150,047	14.7%	165,062	16.2%
Tier I leverage	150,047	11.9%	165,062	13.1%
December 31, 2015
Total risk-based	$103,403	11.9%	$102,911	11.8%
Common equity Tier 1	70,587	8.1%	96,164	11.0%
Tier I risk-based	96,656	11.1%	96,164	11.0%
Tier I leverage	96,656	8.7%	96,164	8.6%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The minimum amounts of capital and ratios as established by banking regulators at December 31, 2016, 2015 and 2014, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2016
Total risk-based	$81,504	8.0%	$81,391	8.0%
Common equity Tier 1	45,846	4.5%	45,782	4.5%
Tier I risk-based	61,128	6.0%	61,043	6.0%
Tier I leverage	50,412	4.0%	50,364	4.0%

December 31, 2015
Total risk-based	$69,753	8.0%	$69,698	8.0%
Common equity Tier 1	39,236	4.5%	39,205	4.5%
Tier I risk-based	52,315	6.0%	52,274	6.0%
Tier I leverage	44,661	4.0%	44,625	4.0%